Income taxes - Non Capital Losses Carry Forwards (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014
Capital Loss Carryforwards [Line Items]
Non-capital losses carry forwards	738,448
Expires 2015
Capital Loss Carryforwards [Line Items]
Non-capital losses carry forwards	5,426
Expires 2016 and onwards
Capital Loss Carryforwards [Line Items]
Non-capital losses carry forwards	733,022